Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2022
Registrant Name	dei_EntityRegistrantName	Prudential Jennison Blend Fund, Inc.
CIK	dei_EntityCentralIndexKey	0000356683
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 27, 2022
Effective Date	dei_DocumentEffectiveDate	Oct. 29, 2022
Prospectus Date	rr_ProspectusDate	Oct. 28, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Jennison Blend Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBQAX
PGIM Jennison Blend Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRECX
PGIM Jennison Blend Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEQZX
PGIM Jennison Blend Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBQQX